Consolidated Statements of Cash Flows Supplemental Disclosure (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Offsetting of payable against receivable due from entity	$ 12,264
Redemption of preferred shares	52,299
Fair value of trade receivables	52,299	$ 1,343
Offsetting of long-term deposit liabilities against finance lease receivables	$ 545